WASATCH FUNDS TRUST

Supplement dated June 1, 2023 to the

Prospectus dated January 31, 2023

	Investor Class	Institutional Class
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class and Institutional Class shares (the “Prospectus”) for the Wasatch Emerging India Fund and Wasatch Emerging Markets Select Fund, dated January 31, 2023. You should retain this Supplement and the Prospectus for the Wasatch Emerging India Fund and Wasatch Emerging Markets Select Fund for future reference. Additional copies of each may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective immediately, Matthew Dreith is no longer a portfolio manager for the Wasatch Emerging India Fund or for the Wasatch Emerging Markets Select Fund. Therefore, all references to Matthew Dreith are hereby deleted in the Prospectus.

WASATCH FUNDS TRUST

Supplement dated June 1, 2023 to the

Statement of Additional Information dated January 31, 2023

	Investor Class	Institutional Class
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information for Investor Class and Institutional Class shares (the “SAI”) for the Wasatch Emerging India Fund and Wasatch Emerging Markets Select Fund, dated January 31, 2023. You should retain this Supplement and the SAI for the Wasatch Emerging India Fund and Wasatch Emerging Markets Select Fund for future reference. Additional copies of each may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective immediately, Matthew Dreith is no longer a portfolio manager for the Wasatch Emerging India Fund or for the Wasatch Emerging Markets Select Fund. Therefore, all references to Matthew Dreith are hereby deleted in the Statement of Additional Information.